Financial expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financial expense [Line items]
Fair value adjustment	€ 609	€ 146	€ 2,558	€ 146
Recoverable cash advances, Accretion of interest	231	220	694	661
Interest and bank charges	21	33	124	253
Interest on lease liabilities	26	22	73	67
Exchange differences	1,632	134	2,020	323
Other	4	29	4	34
Total Financial expense	€ 2,524	€ 585	5,473	€ 1,484
Exchange differences out of realized losses on foreign currency options			€ 1,800